Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Common stocks: 99.22%
Communication services: 13.59%
Entertainment: 5.38%
Electronic Arts Incorporated	7,800	$ 1,109,550
Netflix Incorporated †	3,400	2,075,156
Roku Incorporated †	3,500	1,096,725
Spotify Technology †	6,900	1,554,846
		5,836,277
Interactive media & services: 8.21%
Alphabet Incorporated Class A †	2,190	5,855,009
Alphabet Incorporated Class C †	194	517,070
Match Group Incorporated †	10,987	1,724,849
ZoomInfo Technologies Incorporated †	13,300	813,827
		8,910,755
Consumer discretionary: 16.72%
Auto components: 1.39%
Aptiv plc †	10,100	1,504,597
Automobiles: 0.98%
Ferrari NV	5,100	1,066,512
Hotels, restaurants & leisure: 2.26%
Chipotle Mexican Grill Incorporated †	1,350	2,453,652
Internet & direct marketing retail: 9.77%
Amazon.com Incorporated †	2,582	8,481,973
MercadoLibre Incorporated †	1,263	2,121,082
		10,603,055
Specialty retail: 2.32%
The Home Depot Incorporated	7,651	2,511,517
Financials: 2.56%
Capital markets: 2.56%
Intercontinental Exchange Incorporated	12,800	1,469,696
MarketAxess Holdings Incorporated	3,099	1,303,718
		2,773,414
Health care: 15.43%
Biotechnology: 0.81%
Natera Incorporated †	7,900	880,376
Health care equipment & supplies: 9.26%
ABIOMED Incorporated †	3,100	1,009,112
Align Technology Incorporated †	3,200	2,129,376
DexCom Incorporated †	4,400	2,406,184
Edwards Lifesciences Corporation †	11,300	1,279,273
Inari Medical Incorporated †	11,800	956,980
Intuitive Surgical Incorporated †	2,280	2,266,662
		10,047,587
See accompanying notes to portfolio of investments

Wells Fargo VT Omega Growth Fund  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Health care providers & services: 3.29%
Chemed Corporation	2,970	$ 1,381,406
UnitedHealth Group Incorporated	5,596	2,186,581
		3,567,987
Health care technology: 2.07%
Doximity Incorporated Class A †«	8,908	718,876
Veeva Systems Incorporated Class A †	5,300	1,527,301
		2,246,177
Industrials: 6.19%
Air freight & logistics: 1.70%
United Parcel Service Incorporated Class B	10,130	1,844,673
Commercial services & supplies: 1.51%
Waste Connections Incorporated	13,046	1,642,883
Professional services: 1.62%
Equifax Incorporated	6,950	1,761,269
Road & rail: 1.36%
Union Pacific Corporation	7,500	1,470,075
Information technology: 43.09%
Communications equipment: 1.52%
Motorola Solutions Incorporated	7,100	1,649,472
Electronic equipment, instruments & components: 3.76%
Cognex Corporation	13,200	1,058,904
Teledyne Technologies Incorporated †	3,300	1,417,614
Zebra Technologies Corporation Class A †	3,100	1,597,802
		4,074,320
IT services: 17.42%
Adyen NV ADR †	25,700	720,628
EPAM Systems Incorporated †	2,915	1,662,949
Fiserv Incorporated †	14,060	1,525,510
MongoDB Incorporated †	4,500	2,121,795
PayPal Holdings Incorporated †	12,241	3,185,231
Shopify Incorporated Class A †	1,250	1,694,725
Snowflake Incorporated Class A †	3,600	1,088,748
Square Incorporated Class A †	8,282	1,986,355
StoneCo Limited Class A †	16,500	572,880
Twilio Incorporated Class A †	2,600	829,530
Visa Incorporated Class A	15,790	3,517,223
		18,905,574
Software: 20.39%
Atlassian Corporation plc Class A †	4,793	1,876,076
Autodesk Incorporated †	5,300	1,511,401
Black Knight Incorporated †	21,200	1,526,400
Cadence Design Systems Incorporated †	12,000	1,817,280
Crowdstrike Holdings Incorporated Class A †	3,900	958,542
Datadog Incorporated Class A †	7,000	989,450
Microsoft Corporation	36,423	10,268,372
See accompanying notes to portfolio of investments

2  |  Wells Fargo VT Omega Growth Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Software (continued)
ServiceNow Incorporated †	3,510	$ 2,184,168
Unity Software Incorporated †	7,862	992,578
		22,124,267
Materials: 1.64%
Chemicals: 1.64%
The Sherwin-Williams Company	6,370	1,781,880
Total Common stocks (Cost $46,321,617)		107,656,319

		Yield
Short-term investments: 1.34%
Investment companies: 1.34%
Securities Lending Cash Investments LLC ♠∩∞		0.02%	703,500	703,500
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	749,213	749,213
Total Short-term investments (Cost $1,452,713)				1,452,713
Total investments in securities (Cost $47,774,330)	100.56%			109,109,032
Other assets and liabilities, net	(0.56)			(609,416)
Total net assets	100.00%			$108,499,616

†	Non-income earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Securities Lending Cash Investments LLC	$1,315,192	$10,105,712	$(10,717,404)	$0	$0	$703,500	703,500	$261#
Wells Fargo Government Money Market Fund Select Class	206,090	17,367,087	(16,823,964)	0	0	749,213	749,213	101
				$0	$0	$1,452,713		$362

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Wells Fargo VT Omega Growth Fund  |  3

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

4  |  Wells Fargo VT Omega Growth Fund

Notes to portfolio of investments—September 30, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$14,747,032	$0	$0	$14,747,032
Consumer discretionary	18,139,333	0	0	18,139,333
Financials	2,773,414	0	0	2,773,414
Health care	16,742,127	0	0	16,742,127
Industrials	6,718,900	0	0	6,718,900
Information technology	46,753,633	0	0	46,753,633
Materials	1,781,880	0	0	1,781,880
Short-term investments
Investment companies	1,452,713	0	0	1,452,713
Total assets	$109,109,032	$0	$0	$109,109,032
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Omega Growth Fund  |  5